Discontinued Operations (Details) (USD $)	3 Months Ended		12 Months Ended			12 Months Ended
	Sep. 30, 2012	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2013	Dec. 31, 2012 Sports amenity club one	Dec. 31, 2012 Sports amenity club two	Dec. 31, 2011 Golf amenity club one	Dec. 31, 2011 Golf amenity club two	Dec. 31, 2013 Retained and operated amenities	Dec. 31, 2012 Retained and operated amenities	Dec. 31, 2011 Retained and operated amenities
Discontinued operations
Amenities assets held for sale			$ 0		$ 0
Sale consideration						5,500,000	5,900,000	11,000,000	4,800,000
Gain on sale of discontinued operations before income taxes			4,265,000	835,000		2,300,000	2,000,000	810,000	30,000	0	4,265,000	835,000
Investment sold (as a percentage)								51.00%
Results from discontinued operations
Revenues										0	2,177,000	13,931,000
Income from discontinued operations before income taxes										0	195,000	2,412,000
Income tax expense			(77,000)	(935,000)						0	(77,000)	(935,000)
Income from discontinued operations, net of tax			118,000	1,477,000						0	118,000	1,477,000
Gain on sale of discontinued operations before income taxes			4,265,000	835,000		2,300,000	2,000,000	810,000	30,000	0	4,265,000	835,000
Income tax expense			(1,677,000)	(324,000)						0	(1,677,000)	(324,000)
Gain on sale of discontinued operations, net of tax	$ 1,200,000	$ 1,400,000	$ 2,588,000	$ 511,000						$ 0	$ 2,588,000	$ 511,000